POST-EMPLOYMENT BENEFITS - Present Value of Accrued Plan Benefits and Estimated Market Values of Net Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Net deferred pension asset (liability)	$ (96)	$ (92)
Domestic defined benefit plans
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	3,198	2,791
Accrued benefit obligations	(3,171)	(3,365)
Surplus (deficiency) of plan assets over accrued benefit obligations	27	(574)
Effect of asset ceiling limit	(9)	0
Net deferred pension asset (liability)	18	(574)
Deferred pension asset	21	16
Deferred pension liability	$ (3)	$ (590)